Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2020
Segment Reporting
Segment information for the reportable segments

The segment information for the reportable segments for the year ended June 30, 2020 is as follows:

	Research and development	Hyperimmune products	Unallocated	Total
2020	A$	A$	A$	A$
Hyperimmune products revenue	-	2,518,566	-	2,518,566
Cost of sales of goods	-	(688,836)	-	(688,836)
Gross profit	-	1,829,730	-	1,829,730
Other income	308,225	10,545	154,904	473,674
Other gains/(losses) – net	-	-	11,335	11,335
General and administrative expenses	-	-	(3,170,078)	(3,170,078)
Research and development expenses	(1,178,685)	-	-	(1,178,685)
Selling and marketing expenses	-	(871,551)	-	(871,551)
Operating profit/(loss)	(870,460)	968,724	(3,003,839)	(2,905,575)
Finance income	-	-	-	-
Finance costs	-	-	(21,631)	(21,631)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(870,460)	968,724	(3,025,470)	(2,927,206)
Assets
Segment assets	308,225	2,539,503	3,354,435	6,202,163
Total assets	308,225	2,539,503	3,354,435	6,202,163
Liabilities
Segment liabilities	101,092	30,377	426,781	558,250
Total liabilities	101,092	30,377	426,781	558,250

The segment information for the reportable segments for the year ended June 30, 2019 is as follows:

	Research and development	Hyperimmune products	Unallocated	Total
2019	A$	A$	A$	A$
Hyperimmune products revenue	-	2,387,426	-	2,387,426
Cost of sales of goods	-	(667,371)	-	(667,371)
Gross profit	-	1,720,055	-	1,720,055
Other income	531,005	1,045	-	532,050
Other gains/(losses) – net	-	(13,394)	51,807	38,413
General and administrative expenses[1]	-	-	(5,037,806)	(5,037,806)
Research and development expenses	(1,044,528)	-	-	(1,044,528)
Selling and marketing expenses	-	(864,644)	-	(864,644)
Operating profit/(loss)[1]	(513,523)	843,062	(4,985,999)	(4,656,460)
Finance income	-	-	39	39
Profit/(loss) for the year[1]	(513,523)	843,062	(4,985,960)	(4,656,421)
Assets
Segment assets	531,828	2,705,330	5,324,489	8,561,647
Total assets	531,828	2,705,330	5,324,489	8,561,647
Liabilities
Segment liabilities	221,520	191,836	797,155	1,210,511
Total liabilities	221,520	191,836	797,155	1,210,511

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

The segment information for the reportable segments for the year ended June 30, 2018 is as follows:

	Research and development	Hyperimmune products	Unallocated	Total
2018	A$	A$	A$	A$
Revenue from contracts with customers	-	1,842,909	-	1,842,909
Cost of sales of goods	-	(418,693)	-	(418,693)
Gross profit	-	1,424,216	-	1,424,216
Other income	1,849,123	40	-	1,849,163
Other gains/(losses) – net	-	(163,600)	258,767	95,167
General and administrative expenses[1]	-	-	(3,470,229)	(3,470,229)
Research and development expenses	(2,257,224)	-	-	(2,257,224)
Selling and marketing expenses	-	(686,714)	-	(686,714)
Operating profit/(loss)[1]	(408,101)	573,942	(3,211,462)	(3,045,621)
Finance income	-	-	1,238	1,238
Finance costs	-	-	(24,199)	(24,199)
Profit/(loss) for the year[1]	(408,101)	573,942	(3,234,423)	(3,068,582)
Assets
Segment assets	1,191,029	3,162,045	4,889,614	9,242,688
Total assets	1,191,029	3,162,045	4,889,614	9,242,688
Liabilities
Segment liabilities	174,434	26,009	602,895	803,338
Total liabilities	174,434	26,009	602,895	803,338

1.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

Schedule of information on geographical regions

	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2020	A$	A$	A$	A$	A$	A$
Hyperimmune products revenue	1,240,393	926,325	301,915	49,933	-	2,518,566
Revenue from external customers	1,240,393	926,325	301,915	49,933	-	2,518,566

	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2019	A$	A$	A$	A$	A$	A$
Segment revenue	1,162,628	1,016,468	149,283	58,683	364	2,387,426
Revenue from external customers	1,162,628	1,016,468	149,283	58,683	364	2,387,426

	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2018	A$	A$	A$	A$	A$	A$
Segment revenue	1,042,279	767,354	2,095	30,319	862	1,842,909
Revenue from external customers	1,042,279	767,354	2,095	30,319	862	1,842,909

Schedule of major customers

	2020 A$	2019 A$	2018 A$
Customer A	462,490	611,920	435,763
Customer B	442,916	228,661	218,216
Customer C	438,065	659,637	609,305
Customer D	327,559	266,111	-
Customer E	227,952	249,522	193,627
	1,898,982	2,015,851	1,456,911